Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Entity File Number	001-39372
Entity Registrant Name	INTEGRA RESOURCES CORP.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1040
Entity Tax Identification Number	98-1431670
Entity Address, Address Line One	1050-400 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3A6
City Area Code	604
Local Phone Number	416-0576
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ITRG
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	182,070,050
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001722387
Document Fiscal Year Focus	2025
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	1015 15th Street N.W
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	DC
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133